Derivative Liability (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants valuation method			Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Derivative expiry date					May 31, 2016
Change in fair value of derivative liability	$ 328,008	$ (1,198,954)	$ 342,961	$ (2,312,755)	$ (2,600,809)	$ (724,617)
Fair value of derivative liabilities	$ 663,810		663,810		$ 401,127
Extinguishment of derivative liability			$ 80,278